Long-Term Debt - Summary of Company's Current Debt Portfolio (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total debt	$ 653,968	$ 479,205	$ 482,723
Less current portion	0	10,000	145,723
Total long-term debt	653,968	469,205	337,000
9.125% Senior Notes, due April 2018 ( issued march 22, 2010) [Member]
Debt Instrument [Line Items]
Total debt		300,000	300,000
9.125% Senior Notes, due April 2018 (Issued April 25, 2012) [Member]
Debt Instrument [Line Items]
Total debt		129,205
2.125% Convertible Senior Notes, due July 2012 [Member]
Debt Instrument [Line Items]
Total debt			121,723
Term Note [Member]
Debt Instrument [Line Items]
Total debt		50,000	61,000
7.50% Senior Notes, due August 2020 [Member]
Debt Instrument [Line Items]
Total debt	225,000	0
9.125% Senior Notes, due April 2018 [Member]
Debt Instrument [Line Items]
Total debt	428,968	429,205
Term Note Due December Twenty Seventeen [Member]
Debt Instrument [Line Items]
Total debt	$ 0	$ 50,000